Asset acquisitions	12 Months Ended
Dec. 31, 2020
Assets Acquisitions [Abstract]
Asset acquisitions
Note 16 - Asset acquisitions
Acquisition of Keppel’s Hull B378
In March 2019, the Company entered into an assignment agreement with the original owner, BOTL Lease Co. Ltd, for the assignment of the rights and obligations under a construction contract to take delivery of one KFELS Super B Bigfoot premium jack-up rig identified as Keppel’s Hull No. B378, subsequently renamed to “Thor”, from Keppel for a purchase price of $122.1 million. The company took delivery of the “Thor” on May 9, 2019 from Keppel Shipyard. The acquisition was partly funded by a new bridge financing facility from Danske Bank A/S and partly by drawing down on the $160 million Senior secured revolving loan facility entered into in the first quarter of 2019.
Acquisition of Keppel Rigs
In May 2018, the Company signed a master agreement to acquire five premium newbuild jack-up drilling rigs from Keppel FELS Limited. Total consideration for the transaction will be approximately $742.5 million. In the second quarter of 2018, the Company paid a pre-delivery installment of $288 million. The pre-delivery installment is secured by a parent guarantee from Keppel Offshore & Marine Ltd. The Company has secured financing of the delivery payment for each Keppel Rig from Offshore Partners Pte. Ltd (formerly Caspian Rigbuilders Pte. Ltd). Each loan is non-amortizing and matures five years after the respective delivery dates. The delivery financing will be secured by a first priority mortgage, an assignment of earnings, an assignment of insurance and a charge over shares and parent guarantee from the Company. We took delivery of the new jack-up rigs “Hermod”, "Heimdal" and "Hild" in October 2019, January 2020 and April 2020, respectively, and we were due to take delivery of the two remaining rigs, the "Heidrun" and "Huldra" in 2022. Delivery of these rigs was deferred in January 2021, to the fourth quarter of 2023. The remaining contracted installments, payable on delivery, for the Keppel newbuilds acquired in 2018 are approximately $172.8 million as of December 31, 2020 ($345.6 million as of December 31, 2019).